UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Galleon Quantitative Management LLC
Address:  590 Madison Avenue, 34th Floor
          New York, NY 10022

13 File Number: 28-12571

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Mr. George Lau
Title:     Chief Financial Officer
Phone:     (212) 829-4034
Signature, Place and Date of Signing:


Signature:	______________________
Place:		New York, NY
Date:		August 14, 2008



Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT. (Check here if all holdings of this reporting
		manager are reported in this report.)
[  ]        13F NOTICE. (Check here if no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)
[  ]       13F COMBINATION REPORT. (Check here if a portion of the holdings for
		this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
(If there are no entries in this list, omit this section.)

Form 13F File Number:	28-12571
Name:			Mr. Raj Rajaratnam

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    60

Form 13F Information Table Value Total:    16414


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

(If there are no entries in this list, state "NONE" and omit the column headings and list the entries.)

No.:				1
Form 13F File Number:		28-12571
Name:				Mr. Raj Rajaratnam

                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SH-OTH    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D ALLIED CAPITAL CORP  COM STK   COMMON STOCK     01903Q108      145    10456 SH       SH-OTH                    0    10456        0
D AMER INTL GROUP INC COM        COMMON STOCK     026874107      201     7600 SH       SH-OTH                    0     7600        0
D AMERICAN AXLE & MFG HLDGS INC  COMMON STOCK     024061103      112    14000 SH       SH-OTH                    0    14000        0
D AMERICAN ELEC PWR IN C COM STK COMMON STOCK     025537101      231     5754 SH       SH-OTH                    0     5754        0
D AMETEK INC NEW  COM STK        COMMON STOCK     031100100      317     6716 SH       SH-OTH                    0     6716        0
D ANADARKO PETE CORP  COM STK    COMMON STOCK     032511107      225     3005 SH       SH-OTH                    0     3005        0
D APACHE CORP  COM STK           COMMON STOCK     037411105      417     3000 SH       SH-OTH                    0     3000        0
D ASSOCIATED BANC CORP  COM STK  COMMON STOCK     045487105      236    12214 SH       SH-OTH                    0    12214        0
D AUTONATION INC  COM STK        COMMON STOCK     05329W102      485    48400 SH       SH-OTH                    0    48400        0
D BELO CORP  COM STK             COMMON STOCK     080555105      112    15325 SH       SH-OTH                    0    15325        0
D BIOMARIN PHARMACEUTI CAL INC C COMMON STOCK     09061G101      212     7331 SH       SH-OTH                    0     7331        0
D CABOT CORP  COM STK            COMMON STOCK     127055101      248    10195 SH       SH-OTH                    0    10195        0
D CATERPILLAR INC COM            COMMON STOCK     149123101      214     2900 SH       SH-OTH                    0     2900        0
D CHEMTURA CORP                  COMMON STOCK     163893100       91    15518 SH       SH-OTH                    0    15518        0
D CIMAREX ENERGY CO  COM STK     COMMON STOCK     171798101      302     4332 SH       SH-OTH                    0     4332        0
D CINCINNATI FINL CORP  COM STK  COMMON STOCK     172062101      312    12268 SH       SH-OTH                    0    12268        0
D CORNING INC  COM STK           COMMON STOCK     219350105      357    15500 SH       SH-OTH                    0    15500        0
D CROWN CASTLE INTERNA TIONAL CO COMMON STOCK     228227104      256     6600 SH       SH-OTH                    0     6600        0
D DISCOVERY HOLDING CO  COM STK  COMMON STOCK     25468Y107      267    12172 SH       SH-OTH                    0    12172        0
D DU PONT E I DE NEMOURS & CO. C COMMON STOCK     263534109      232     5400 SH       SH-OTH                    0     5400        0
D EAST-WEST BANCORP IN C COM STK COMMON STOCK     27579R104      145    20504 SH       SH-OTH                    0    20504        0
D EMC CORP MASS  COM STK         COMMON STOCK     268648102      231    15750 SH       SH-OTH                    0    15750        0
D EMERSON ELECTRIC CO  COM STK   COMMON STOCK     291011104      646    13069 SH       SH-OTH                    0    13069        0
D EOG RES INC  COM STK           COMMON STOCK     26875P101      251     1912 SH       SH-OTH                    0     1912        0
D FORD MOTOR COMPANY COM STK     COMMON STOCK     345370860      143    29700 SH       SH-OTH                    0    29700        0
D GANNETT CO INC  COM STK        COMMON STOCK     364730101      260    12000 SH       SH-OTH                    0    12000        0
D GENERAL MOTORS CORP  COM STK   COMMON STOCK     370442105      155    13500 SH       SH-OTH                    0    13500        0
D GFI GROUP INC  COM STK         COMMON STOCK     361652209      208    23066 SH       SH-OTH                    0    23066        0
D HEXCEL CORPORATION  COM STK    COMMON STOCK     428291108      197    10212 SH       SH-OTH                    0    10212        0
D INTERNATIONAL GAME TECHNOLOGY  COMMON STOCK     459902102      341    13650 SH       SH-OTH                    0    13650        0
D LEAR CORP  COM STK             COMMON STOCK     521865105      199    14061 SH       SH-OTH                    0    14061        0
D LOUISIANA-PAC CORP  COM STK    COMMON STOCK     546347105      183    21600 SH       SH-OTH                    0    21600        0
D MANITOWOC INC  COM STK         COMMON STOCK     563571108      273     8406 SH       SH-OTH                    0     8406        0
D MARSHAL ILSLY                  COMMON STOCK     571837103      232    15105 SH       SH-OTH                    0    15105        0
D MBIA INC  COM STK              COMMON STOCK     55262C100       45    10200 SH       SH-OTH                    0    10200        0
D MGIC INVT CORP  COM STK        COMMON STOCK     552848103      224    36600 SH       SH-OTH                    0    36600        0
D MICRON TECHNOLOGY IN C COM STK COMMON STOCK     595112103      266    44300 SH       SH-OTH                    0    44300        0
D NEWS CORP CL B COM STK         COMMON STOCK     65248E203      297    19369 SH       SH-OTH                    0    19369        0
D NOVELL INC  COM STK            COMMON STOCK     670006105       88    14980 SH       SH-OTH                    0    14980        0
D OSHKOSH TRUCK CORP  COM STK    COMMON STOCK     688239201      655    31650 SH       SH-OTH                    0    31650        0
D PEPSI BOTTLING GROUP  INC COM  COMMON STOCK     713409100      235     8411 SH       SH-OTH                    0     8411        0
D PEPSIAMERICAS INC COM STK      COMMON STOCK     71343P200      206    10400 SH       SH-OTH                    0    10400        0
D PNM RES INC  COM STK           COMMON STOCK     69349H107      144    12000 SH       SH-OTH                    0    12000        0
D PRECISION CASTPARTS CORP COM S COMMON STOCK     740189105      241     2500 SH       SH-OTH                    0     2500        0
D QUICKSILVER RES INC  COM STK   COMMON STOCK     74837R104      311     8041 SH       SH-OTH                    0     8041        0
D R.H. DONNELLEY CORP COM        COMMON STOCK     74955W307       37    12400 SH       SH-OTH                    0    12400        0
D REYNOLDS AMERN INC  COM STK    COMMON STOCK     761713106      229     4900 SH       SH-OTH                    0     4900        0
D ROCKWELL AUTOMATION INC COM ST COMMON STOCK     773903109      228     5221 SH       SH-OTH                    0     5221        0
D S & P DEPOSITORY RECEIPTS TR U US ETF'S - US TR 78462F103     1491    11654 SH       SH-OTH                    0    11654        0
D SANDISK CORP  COM STK          COMMON STOCK     80004C101      215    11518 SH       SH-OTH                    0    11518        0
D SCANA CORP  COM STK            COMMON STOCK     80589M102      562    15200 SH       SH-OTH                    0    15200        0
D SMURFIT-STONE CONTAINER CORP   COMMON STOCK     832727101       69    16900 SH       SH-OTH                    0    16900        0
D SPIRIT AEROSYSTEMS HLDGS INC C COMMON STOCK     848574109      253    13200 SH       SH-OTH                    0    13200        0
D TEREX CORP NEW  COM STK        COMMON STOCK     880779103      733    14276 SH       SH-OTH                    0    14276        0
D TESORO CORP  COM STK           COMMON STOCK     881609101      257    13015 SH       SH-OTH                    0    13015        0
D THE SCOTTS MIRACLE-G RO CO CL  COMMON STOCK     810186106      261    14827 SH       SH-OTH                    0    14827        0
D WASHINGTON MUTUAL IN C         COMMON STOCK     939322103      110    22400 SH       SH-OTH                    0    22400        0
D WELLCARE HEALTH PLAN S INC COM COMMON STOCK     94946T106      376    10400 SH       SH-OTH                    0    10400        0
D WESTAR ENERGY INC  COM STK     COMMON STOCK     95709T100      221    10277 SH       SH-OTH                    0    10277        0
D XTO ENERGY INC COM             COMMON STOCK     98385X106      224     3275 SH       SH-OTH                    0     3275        0
S REPORT SUMMARY                 60 DATA RECORDS               16414